Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
Note 8 - Premises and Equipment

The components of premises and equipment at December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Land	$208	$208
Buildings	883	817
Leasehold improvements	346	39
Furniture, fixtures and equipment	547	330
	1,984	1,394
Accumulated depreciation	(376)	(270)
	$1,608	$1,124

In November 2011, the Company decided to relocate its 607-609 Lakeside Drive office in Southampton, PA to a larger facility at 501 Knowles Avenue in Southampton, PA. On November 14, 2011, the Company entered into a ten year lease agreement for 501 Knowles Avenue with a renewal option for an additional five years. Minimum rental payments began in July 2012.  In connection with the execution of 501 Knowles Avenue lease agreement, the Company terminated its 607-609 Lakeside Drive office lease effective March 31, 2012. The Company moved into its new facility in March 2012. Rent expense under 607-609 Lakeside Drive office leases for each of the years ended December 31, 2012 and 2011 was $8,000 and $33,000, respectively.  Lease expense under the 501 Knowles Avenue lease was $33,000.

Future minimum annual rental payments required under non-cancelable operating leases at December 31, 2012 are as follows (in thousands):

Years ending December 31,
2013	$53
2014	53
2015	53
2016	58
2017	58
Thereafter	250
$525